Defiance Daily Target 2X Long Copper Miners ETF
Schedule of Investments
July 31, 2026 (Unaudited)
SHORT-TERM INVESTMENTS - 30.5%
Money Market Funds - 6.4%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(a)	452,107	$452,107

U.S. Treasury Bills - 24.1%	Principal Amount	Value
U.S. Treasury Bill, 8/27/2026, 3.25%(b)	1,690,000	1,685,944

TOTAL SHORT-TERM INVESTMENTS (Cost $2,137,646)		2,138,051

TOTAL INVESTMENTS - 30.5% (Cost $2,137,646)		$2,138,051
Other Assets in Excess of Liabilities - 69.5%		4,878,469
TOTAL NET ASSETS - 100.0%		$7,016,520

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.
(b)	The rate shown is the annualized effective yield as of July 31, 2026.

Defiance Daily Target 2X Long Copper Miners ETF
Schedule of Total Return Swaps Contracts
July 31, 2026 (Unaudited)

TOTAL RETURN SWAPS - 6.1%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Global X Copper Miners ETF	Cantor Fitzgerald & Co.	Receive	OBFR + 5.00%	Termination(e)	09/08/2028	$2,631,874	$174,871
Global X Copper Miners ETF	Clear Street LLC	Receive	OBFR + 1.25%	Termination(a)	03/28/2028	2,837,540	109,443
Global X Copper Miners ETF	Marex Capital Markets, Inc.	Receive	OBFR + 3.00%	Termination(c)	02/16/2029	2,760,100	88,997
Global X Copper Miners ETF	National Bank of Canada Financial, Inc.	Receive	OBFR + 6.00%	Termination(b)	01/31/2033	2,602,380	86,586
Global X Copper Miners ETF	Nomura Securities International, Inc.	Receive	OBFR + 12.00%	Termination(d)	03/31/2033	3,182,001	(34,322)
							425,575

Net Unrealized Appreciation (Depreciation)							425,575

OBFR - Overnight Bank Funding Rate was 3.63% as of July 31, 2026.

(a)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.
(b)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined mark-to-market thresholds.
(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.
(d)	Financing reset of the swap is effective on termination. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.
(e)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.